Expense Example - Natixis Sustainable Future 2020 Fund	Jun. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,627
Expense Example, with Redemption, 10 Years	3,711
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,671
Expense Example, with Redemption, 10 Years	$ 3,798